Document and Entity Information	Oct. 24, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	PDF SOLUTIONS, INC.
Entity File Number	000-31311
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	25-1701361
Entity Address, Address Line One	2858 De La Cruz Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95050
City Area Code	408
Local Phone Number	280-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00015 par value
Trading Symbol	PDFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001120914
Amendment Flag	false